CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Payments of stock issuance costs	$ 8,403	$ 8,403	$ 4,700	$ 7,000